Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DisclosureFinanceDebtLineItems [Line Items]
Description of repaid financial debt	The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.
Repayment of financial debt	$ 6,393
Repurchase and withdraw global bonds	3,986
Level 1 of fair value hierarchy [member] | United States of America, Dollars
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities	14,402	$ 20,770
Level 2 of fair value hierarchy [member] | United States of America, Dollars
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities	$ 16,179	$ 17,121